COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CAPITAL EXPENDITURES

As of December 31, 2025 and 2024, the Company has capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	Financial Years ended December 31,
	2025	2024
	$’000	$’000

Construction of properties	3,893	6,694